Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Derivative assets recorded on the consolidated balance sheet, reduced as a result of master netting agreements	$ 1,200.0	$ 982.5
Derivative liabilities recorded on the consolidated balance sheet, reduced as a result of master netting agreements	1,200.0	982.5
Reduction in derivative assets due to cash collateral received from derivative counterparties	210.7	118.6
Reduction in derivative liabilities due to cash collateral deposited with derivative counterparties	767.7	425.0
This amount represents additional cash collateral received from derivative counterparties not offset against derivative assets	36.4	1.6
This amount represents additional cash collateral deposited with derivative counterparties not offset against derivative liabilities	39.3	73.3
Securities posted as collateral	27.6
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position	257.3	178.9
Collateral deposited with derivative counterparties for derivatives instruments with credit-risk-related contingent features that are in a liability position	197.0	155.4
Termination payments that could have been required for derivative instruments with credit-risk-related contingent features	60.3	23.5
Changes recorded in the fair value of the hedged items in a fair value hedge	(0.9)	0.4	0.3
The net gain/loss recognized in earnings during the period representing the amount of hedge ineffectiveness for fair value hedges of available for sale investment securities, senior notes, or subordinated debt	(0.8)	0.3	0.9
Maximum length of time being hedged for exposure to variability in future cash flows of forecasted foreign currency denominated transactions	23 months
The net gain/loss recognized in earnings during the period representing the amount of hedge ineffectiveness cash flow hedges	0	0	0
Net foreign exchange contract gains (losses) reclassified from AOCI	0	0.2	(6.3)
Estimated net gain (loss) to be reclassified into earnings within the next twelve months relating to cash flow hedges	3.1
Ineffectiveness from net investment hedges	0	5.3	0
Interest Rate Swap Contracts | Net Unrealized Gains (Losses) on Cash Flow Hedge Designations
Derivative [Line Items]
Net cash flow hedge derivative loss	0	0.2	0
Net Investment Hedges
Derivative [Line Items]
Sterling denominated debt designated as hedges of foreign exchange risk	$ 259.1	$ 242.3
Client Related and Trading
Derivative [Line Items]
Percentage of derivatives outstanding related to client-related and trading activities	97.00%	97.00%